Guarantor/Non-guarantor Condensed Consolidated Financial Information	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Text Block [Abstract]
Guarantor/Non-guarantor Condensed Consolidated Financial Information
(20)	Guarantor/Non-guarantor Unaudited Condensed Consolidated Financial Information

All of Alion’s 100% owned domestic subsidiaries have jointly, severally, fully and unconditionally guaranteed all of the Company’s debt agreements including, the Existing Revolving Credit Facility, the Existing First Lien Term Loan, the Existing Second Lien Term Loan, the Existing Third Lien Notes and the recently-retired Unsecured Notes. All the Company’s debt instruments are general obligations of the Company.

The following information presents unaudited condensed consolidating balance sheets as of March 31, 2015 and September 30, 2014; unaudited condensed consolidating statements of operations and comprehensive loss for the six month period ended March 31, 2015 and 2014; and unaudited condensed consolidating statements of cash flows for the six months ended March 31, 2015 and 2014 of Alion, its guarantor subsidiaries and its non-guarantor subsidiaries. Investments include Alion’s investments in its subsidiaries presented using the equity method of accounting.

Condensed Consolidating Balance Sheet as of March 31, 2015 (unaudited)

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$16,382	$(23)	$32	—	$16,391
Accounts receivable, net	155,648	880	1,857	—	158,385
Prepaid expenses and other current assets	6,409	41	42	—	6,492

Total current assets	178,439	898	1,931	—	181,268
Property, plant and equipment, net	5,962	329	—	—	6,291
Intangible assets, net	593	—	—	—	593
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	29,996	—	—	(29,996)	—
Intercompany receivables	2,889	30,636	36	(33,561)	—
Other assets	9,224	—	4	—	9,228

Total assets	$626,024	$31,863	$1,971	$(63,557)	$596,301

Current liabilities:
First lien term loan, current portion:
Tranche A	$21,119	—	—	—	$21,119
Tranche B	1,619	—	—	—	1,619
Interest payable	1,618	—	—	—	1,618
Trade accounts payable	70,176	35	78	—	70,289
Accrued liabilities	43,519	72	82	—	43,673
Accrued payroll and related liabilities	40,633	148	95	—	40,876
Billings in excess of revenue earned	2,494	66	31	—	2,591

Total current liabilities	181,178	321	286	—	181,785
Intercompany payables	30,673	—	2,888	(33,561)	—
Revolving credit facility	42,606	—	—	—	42,606
First lien term loan, non-current:
Tranche A	71,571	—	—	—	71,571
Tranche B	159,024	—	—	—	159,024
Second lien term loan	62,567	—	—	—	62,567
Third lien notes	202,485	—	—	—	202,485
Accrued compensation and benefits, excluding current portion	5,861	—	—	—	5,861
Non-current portion of lease obligations	10,710	343	—	—	11,053
Deferred income taxes	68,591	—	—	—	68,591
Common stock warrants, second lien term loan and third lien notes	11,793	—	—	—	11,793
Commitments and contingencies
Redeemable common stock	32,084	—	—	—	32,084
Series A preferred stock	2,339	—	—	—	2,339
Common stock warrants, secured notes	20,785	—	—	—	20,785
Common stock of subsidiaries	1	4,084	8	(4,093)	—
Accumulated other comprehensive loss	(19)	—	—	—	(19)
Accumulated deficit	(276,225)	27,115	(1,211)	(25,903)	(276,224)

Total liabilities, redeemable common stock and stockholders’ deficit	$626,024	$31,863	$1,971	$(63,557)	$596,301

Condensed Consolidating Balance Sheet as of September 30, 2014 (unaudited)

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$10,757	$(33)	$8	$—	$10,732
Accounts receivable, net	168,719	1,426	1,350		171,495
Receivable due from ESOP Trust	—	—	—	—	—
Prepaid expenses and other current assets	5,265	47	29	—	5,341

Total current assets	184,741	1,440	1,387	—	187,568
Property, plant and equipment, net	6,697	369	—	—	7,066
Intangible assets, net	961	—	—	—	961
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	29,637	—	—	(29,637)	—
Intercompany receivables	2,501	30,027	33	(32,561)	—
Other assets	9,748	—	5	—	9,753

Total assets	$633,206	$31,836	$1,425	$(62,198)	$604,269

Current liabilities:
First lien term loan, current portion:
Tranche A	$16,059	$—	$—	$—	$16,059
Tranche B	1,585	—	—	—	1,585
Unsecured notes, current portion	23,977	—	—	—	23,977
Interest payable	2, 976	—	—	—	2,976
Trade accounts payable	55,476	35	22	—	55,533
Accrued liabilities	44,789	96	136	—	45,021
Accrued payroll and related liabilities	37,866	282	42	—	38,190
Billings in excess of revenue earned	2,685	112	18	—	2,815

Total current liabilities	185,413	525	218	—	186,156
Intercompany payables	30,061	—	2,501	(32,562)	—
Revolving credit facility	39,549	—	—	—	39,549
First lien term loan, non-current:
Tranche A	82,627	—	—	—	82,627
Tranche B	158,413	—	—	—	158,413
Second lien term loan	56,373	—	—	—	56,373
Third lien notes	190,445	—	—	—	190,445
Accrued compensation and benefits, excluding current portion	5,878	—	—	—	5,878
Non-current portion of lease obligations	11,075	381	—	—	11,456
Deferred income taxes	65,104	—	—	—	65,104
Common stock warrants, second lien term loans and third lien notes	6,518	—	—	—	6,518
Commitments and contingencies
Redeemable common stock	32,120	—	—	—	32,120
Series A preferred stock	2,339	—	—	—	2,339
Common stock warrants, secured notes	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	8	(4,092)	—
Accumulated other comprehensive loss	(19)	—	—	—	(19)
Accumulated deficit	(253,475)	26,846	(1,302)	(25,544)	(253,475)

Total liabilities, redeemable common stock and stockholders’ deficit	$633,206	$31,836	$1,425	$(62,198)	$604,269

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2015 (unaudited)

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$466,760	$1,784	$1,104	$—	$469,648
Direct contract expense	374,788	1,027	604	—	376,419

Gross profit	91,972	757	500	—	93,229

Operating expenses	37,851	405	206	—	38,462
General and administrative	24,834	83	200	—	25,117

Operating income	29,287	269	94	—	29,650

Other income (expense):	—
Interest income	30	—	—	—	30
Interest expense	(43,636)	—	(1)	—	(43,637)
Other	(25)	—	—	—	(25)
Change in warrant value	(5,275)	—	—	—	(5,275)
Equity in net income of subsidiaries	357	—	—	(357)	—

Total other expense	(48,549)	—	(1)	(357)	(48,907)
Loss before income taxes	(19,262)	269	93	(357)	(19,257)
Income tax expense	(3,487)	—	(5)	—	(3,492)

Net loss	$(22,749)	$269	$88	$(357)	$(22,749)

Other comprehensive income:
Post-retirement actuarial gains	—	—	—	—	—

Comprehensive loss	$(22,749)	$269	$88	$(357)	$(22,749)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$374,249	$3,622	$475	$—	$378,346
Direct contract expense	291,883	2,158	253	—	294,294

Gross profit	82,366	1,464	222	—	84,052

Operating expenses	38,671	712	202	—	39,585
General and administrative	37,479	48	19	—	37,546

Operating income	6,216	704	1	—	6,921

Other income (expense):	—
Interest income	28	—	—	—	28
Interest expense	(38,658)	—	—	—	(38,658)
Other	(47)	—	—	—	(47)
Equity in net income (loss) of subsidiaries	694	—	—	(694)	—

Total other expense	(37,983)	—	—	(694)	(38,677)
Loss before income taxes	(31,767)	704	1	(694)	(31,756)
Income tax expense	(3,483)	—	(11)	—	(3,494)

Net loss	$(35,250)	$704	$(10)	$(694)	$(35,250)

Other comprehensive income:
Post-retirement actuarial gains	—	—	—	—	—

Comprehensive loss	$(35,250)	$704	$(10)	$(694)	$(35,250)

Condensed Consolidating Statement of Cash Flows for the Six Months Ended March 31, 2015

(unaudited)

	Parent	Guarantor Companies	Non-Guarantor Companies	Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$36,287	$10	$24	$36,321
Cash flows from investing activities:
Capital expenditures	(578)	—	—	(578)

Net cash used in investing activities	(578)	—	—	(578)
Cash flows from financing activities:
Repayment of first lien notes	(8,375)	—	—	(8,375)
Retirement of unsecured notes	(24,014)	—	—	(24,014)
Revolving credit facility borrowings	7,575	—	—	7,575
Revolving credit facility repayments	(5,000)	—	—	(5,000)
Loan to ESOP Trust	(234)	—	—	(234)
Redeemable common stock purchased from ESOP Trust	(36)	—	—	(36)

Net cash used in financing activities	(30,084)	—	—	(30,084)
Net increase (decrease) in cash and cash equivalents	5,625	10	24	5,659
Cash and cash equivalents at beginning of period	10,757	(33)	8	10,732

Cash and cash equivalents at end of period	$16,382	$(23)	$32	$16,391

Condensed Consolidating Statement of Cash Flows for the Six Months Ended March 31, 2014

(unaudited)

	Parent	Guarantor Companies	Non-Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(3,139)	$24	$1	$(3,114)
Cash flows from investing activities:
Capital expenditures	(463)	(25)	—	(488)

Net cash used in investing activities	(463)	(25)	—	(488)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)	—	—	(1,500)
Revolving credit facility borrowings	25,000	—	—	25,000
Revolving credit facility payments	(25,000)	—	—	(25,000)
Loan to ESOP Trust	(855)	—	—	(855)
ESOP loan repayment	855	—	—	855
Redeemable common stock purchased from ESOP Trust	(1,798)	—	—	(1,798)
Redeemable common stock sold to ESOP Trust	934	—	—	934

Net cash used in financing activities	(2,364)	—	—	(2,364)
Net (decrease) increase in cash and cash equivalents	(5,966)	(1)	1	(5,966)
Cash and cash equivalents at beginning of period	25,617	(24)	20	25,613

Cash and cash equivalents at end of period	$19,651	$(25)	$21	$19,647

(21)	Guarantor/Non-guarantor Condensed Consolidated Financial Information

All of Alion’s 100% owned domestic subsidiaries have jointly, severally, fully and unconditionally guaranteed all of the Company’s debt agreements including, the Credit Agreement, the First Lien Term Loans, the Second Lien Term Loan, the Third Lien Notes, the Unsecured Notes and the now-extinguished Secured Notes. All of these instruments are general obligations of the Company.

The following information presents condensed consolidating balance sheets as of September 30, 2014 and September 30, 2013; condensed consolidating statements of operations and comprehensive loss and cash flows for the years ended September 30, 2014, 2013 and 2012 of Alion, its guarantor subsidiaries and its non-guarantor subsidiaries. Investments include Alion’s investments in its subsidiaries presented using the equity method of accounting.

Condensed Consolidating Balance Sheet Information at September 30, 2014

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$10,757	$(33)	$8	$—	$10,732
Accounts receivable, net	168,719	1,426	1,350		171,495
Receivable due from ESOP Trust	—	—	—	—	—
Prepaid expenses and other current assets	5,265	47	29		5,341

Total current assets	184,741	1,440	1,387	—	187,568
Property, plant and equipment, net	6,697	369	—	—	7,066
Intangible assets, net	961	—	—	—	961
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	29,637	—	—	(29,637)	—
Intercompany receivables	2,501	30,027	33	(32,561)	—
Other assets	9,748	—	5	—	9,753

Total assets	$633,206	$31,836	$1,425	$(62,198)	$604,269

Current liabilities:
First lien term loans, current portion:
Tranche A	$16,059	$—	$—	$—	$16,059
Tranche B	1,585	—	—	—	1,585
Unsecured notes, current portion	23,977	—	—	—	23,977
Interest payable	2,976	—	—	—	2,976
Trade accounts payable	55,476	35	22	—	55,533
Accrued liabilities	44,789	96	136	—	45,021
Accrued payroll and related liabilities	37,866	282	42	—	38,190
Billings in excess of revenue earned	2,685	112	18	—	2,815

Total current liabilities	185,413	525	218	—	186,156
Intercompany payables	30,061	—	2,501	(32,562)	—
Revolving credit facility	39,549	—	—	—	39,549
First lien term loans, non-current:
Tranche A	82,627	—	—	—	82,627
Tranche B	158,413	—	—	—	158,413
Second lien term loan	56,373	—	—	—	56,373
Third lien notes	190,445	—	—	—	190,445
Secured notes	—	—	—	—	—
Unsecured notes	—	—	—	—	—
Accrued compensation and benefits, excluding current portion	5,878	—	—	—	5,878
Non-current portion of lease obligations	11,075	381	—	—	11,456
Deferred income taxes	65,104	—	—	—	65,104
Commitments and contingencies
Common stock warrants, second lien term loans and third lien notes	6,518	—	—	—	6,518
Redeemable common stock	32,120	—	—	—	32,120
Series A preferred stock	2,339	—	—	—	2,339
Common stock warrants, secured notes	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	8	(4,092)	—
Accumulated other comprehensive loss	(19)	—	—	—	(19)
Accumulated deficit	(253,475)	26,846	(1,302)	(25,544)	(253,475)

Total liabilities, redeemable common stock and stockholders’ deficit	$633,206	$31,836	$1,425	$(62,198)	$604,269

Condensed Consolidating Balance Sheet Information at September 30, 2013

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Commitments and contingencies
Redeemable common stock	61,895	—	—	—	61,895
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and accumulated deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2014
	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$797,104	$6,547	$1,158	—	$804,809
Direct contract expense	624,940	3,823	548	—	629,311

Gross profit	172,164	2,724	610	—	175,498

Operating expenses	76,266	1,398	397	—	78,061
General and administrative	50,847	246	66		51,159

Operating income	45,051	1,080	147	—	46,278
Other income (expense):	—
Interest income	55	—	—	—	55
Interest expense	(81,662)	—	—	—	(81,662)
Other	(123)	—	—	—	(123)
Change in warrant value	9,894	—	—	—	9,894
Gain on debt extinguishment	(11,458)	—	—	—	(11,458)
Equity in net income of subsidiaries	1,219	—	—	(1,219)	—

Total other expenses	(82,075)	—	—	(1,219)	(83,294)
Loss before income taxes	(37,024)	1,080	147	(1,219)	(37,016)
Income tax expense	(6,972)	—	(8)	—	(6,980)

Net (loss) income	$(43,996)	$1,080	$139	$(1,219)	$(43,996)
Other comprehensive income (expense):
Post-retirement actuarial gains (loss)	(149)	—	—	—	(149)

Comprehensive loss	$(44,145)	$1,080	$139	$(1,219)	$(44,145)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2013
	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	839,608	8,627	737	—	848,972
Direct contract expenses	663,380	5,638	486	—	669,504

Gross profit	176,228	2,989	251	—	179,468

Operating expenses	81,838	1,972	318	—	84,128
General and administrative	52,491	604	44	—	53,139

Operating income (loss)	41,899	413	(111)	—	42,201
Other income (expense):	—
Interest income	55	—	—	—	55
Interest expense	(75,700)	—	—	—	(75,700)
Other	(200)	116	—	—	(84)
Gain on debt extinguishment	3,913	—	—	—	3,913
Equity in net income (loss) of subsidiaries	418	—	—	(418)	—

Total other income (expense)	(71,514)	116	—	(418)	(71,816)
Income (loss) before taxes	(29,615)	529	(111)	(418)	(29,615)
Income tax expense	(6,977)	—	—	—	(6,977)

Net income (loss)	(36,592)	529	(111)	(418)	(36,592)

Other comprehensive income:	—
Postretirement actuarial gains	279	—	—	—	279

Comprehensive income (loss)	(36,313)	529	(111)	(418)	(36,313)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2012
	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$802,664	$14,015	$525	$—	$817,204
Direct contract expenses	624,788	7,743	300	—	632,831

Gross profit	177,876	6,272	225	—	184,373

Operating expenses	88,736	2,531	227	—	91,494
General and administrative	52,123	156	162	—	52,441

Operating income (loss)	37,017	3,585	(164)	—	40,438
Other income (expense):
Interest income	78	—	—	—	78
Interest expense	(74,934)	—	—	—	(74,934)
Other	(63)	9	(1)	—	(55)
Gain on debt extinguishment	—	—	—	—	—
Equity in net income of subsidiaries	3,429	—	—	(3,429)	—

Total other income (expense)	(71,490)	9	(1)	(3,429)	(74,911)
Income (loss) before income taxes	(34,473)	3,594	(165)	(3,429)	(34,473)
Income tax (expense) benefit	(6,974)	—	—	—	(6,974)

Net (loss) income	$(41,447)	$3,594	$(165)	$(3,429)	$(41,447)

Other comprehensive income:
Post retirement actuarial gain	26	—	—	—	26

Comprehensive loss	$(41,421)	$3,594	$(165)	$(3,429)	$(41,421)

Condensed Consolidating Statement of Cash Flows

	Year Ended September 30, 2014
	Parent	Guarantors	Non-Guarantors	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(23,281)	16	(12)	$(23,277)
Cash flows from investing activities:
Capital expenditures	(1,157)	(25)	—	(1,182)

Asset sales proceeds	1,596	—	—	1,596
Net cash provided by (used in) investing activities	439	(25)	—	414
Cash flows from financing activities:
Proceeds from sale of first lien term loans:
Tranche A	107,800	—	—	107,800
Tranche B	169,200	—	—	169,200
Proceeds from second lien term loan, sale of preferred shares and common stock warrants	66,150	—	—	66,150
Proceeds from third lien notes	1,711	—	—	1,711
Payment of debt issue costs	(30,505)	—	—	(30,505)
Repurchase of secured notes	(338,959)	—	—	(338,959)
Repayment of first lien notes	(4,188)	—	—	(4,188)
Retirement of unsecured notes	(4,876)	—	—	(4,876)
Repurchase of unsecured notes	—	—	—	—
Revolver borrowings	78,000	—	—	78,000
Revolver repayments	(35,000)	—	—	(35,000)
Loan to ESOP Trust	(855)	—	—	(855)
ESOP loan repayment	855	—	—	855
Redeemable common stock purchased from ESOP Trust	(2,285)	—	—	(2,285)
Redeemable common stock sold to ESOP Trust	934	—	—	934

Net cash used in financing activities	7,982	—	—	7,982
Net increase (decrease) in cash and cash equivalents	(14,860)	(9)	(12)	(14,881)
Cash and cash equivalents at beginning of period	25,617	(24)	20	25,613

Cash and cash equivalents at end of period	$10,757	$(33)	$8	$10,732

Condensed Consolidating Statement of Cash Flows

	Year Ended September 30, 2013
	Parent	Guarantors	Non-Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$10,666	$97	$20	$10,783
Cash flows from investing activities:
Capital expenditures	(1,792)	(77)	—	(1,869)

Net cash provided by (used in) investing activities	(1,792)	(77)	—	(1,869)
Cash flows from financing activities:
Repurchase of unsecured notes	(6,030)	—	—	(6,030)
Revolver borrowings	16,461	—	—	16,461
Revolver repayments	(16,461)	—	—	(16,461)
Loan to ESOP trust	(1,907)	—	—	(1,907)
ESOP loan repayment	1,907	—	—	1,907
Redeemable common stock purchased from ESOP trust	(6,664)	—	—	(6,664)
Redeemable common stock sold to ESOP Trust	2,166	—	—	2,166

Net cash used in financing activities	(10,528)	—	—	(10,528)

Net increase (decrease) in cash and cash equivalents	(1,654)	20	20	(1,614)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$25,617	$(24)	$20	$25,613

Condensed Consolidating Statement of Cash Flows

	Year Ended September 30, 2012
	Parent	Guarantors	Non-Guarantors	Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$12,700	$(19)	$—	$12,681
Cash flows from investing activities:
Capital expenditures	(2,733)	2	—	(2,731)
Proceeds from sale of fixed assets	—	—	—	—

Net cash provided by (used in) investing activities	(2,733)	2	—	(2,731)

Cash flows from financing activities:
Revolver borrowings	26,000	—	—	26,000
Revolver repayments	(26,000)	—	—	(26,000)
Loan to ESOP trust	(477)	—	—	(477)
ESOP loan repayment	477	—	—	477
Redeemable common stock purchased from ESOP trust	(4,843)	—	—	(4,843)
Redeemable common stock sold to ESOP Trust	1,302	—	—	1,302

Net cash provided by (used in) financing activities	(3,541)	—	—	(3,541)

Net increase (decrease) in cash and cash equivalents	6,426	(17)	—	6,409
Cash and cash equivalents at beginning of period	20,845	(27)	—	20,818

Cash and cash equivalents at end of period	$27,271	$(44)	$—	$27,227